Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies
Commitments and Contingencies

7. Commitments and Contingencies:

(a) Long-term leases:

The Partnership employs its vessels under time charter contracts. Certain of its time charters provide for variable lease payments, escalating lease payments, charterers’ options to extend the lease terms, termination clauses, and charterers’ options to purchase the underlying assets. The Partnership, in order to calculate future minimum contracted lease payments, has assessed all the relevant factors that create an economic incentive for the lessee to be reasonably certain to exercise lease renewal, termination, or purchase options.

As at June 30, 2025, two of the Partnership’s time charters contain escalating lease payments and two of its time charters contain both fixed lease and variable lease payments. The variable lease payments relate to services and executory costs (the “Opex Lease Element”). The Opex Lease Element is determined on a cost pass through basis on the vessel’s actual operating expenses for each applicable year. Under time charters, the vessels are employed for a specific period of time in accordance with the terms of each agreement. Normally, the charterer has the option to redeliver the vessel to the owner in a period that varies a few days more or less from the contractual termination date. For certain of its time charters, the Partnership has provided to its charterers, the option to extend the lease term for additional periods under the same or different terms. The options are exercised close to the original termination dates.

7. Commitments and Contingencies (continued):

Specifically, as at June 30, 2025 under two of the Partnership’s time charters, the charterer has the option to extend the original lease term by three consecutive periods of five years, the first to be declared at the original termination date and each of the remaining two to be declared at or close to the termination of each option period. Certain time charters are subject to the satisfaction of important conditions, which, if not satisfied, or waived by the charterer, may result in their cancellation or amendment and in such case the Partnership may not receive the contracted revenues thereunder.

The Partnership assessed the respective termination clauses and concluded that the lease term is not affected. In addition, under certain time charters and, upon certain circumstances triggering a sanctions event, as defined therein, the charterers have the option to purchase the vessels unless the Partnership can remediate such event.

The Partnership’s future minimum contracted lease payments to be collected (excluding variable lease payments) under its non-cancelable long-term time charter contracts, as of June 30, 2025, gross of brokerage commissions, without taking into consideration any assumed off-hire days (including those arising out of periodical class survey requirements), is as analyzed below:

Year ending December 31,	Amount
2025	71,266
2026	145,268
2027	144,252
2028	93,247
2029 and thereafter	357,380
Total	$811,413

(b) Legal Proceedings:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership’s vessels. The Partnership is covered in the event of any liabilities associated with an individual vessel’s actions up to the maximum limits as provided for by the Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

Currently, management is not aware of any such claims not covered by insurance or contingent liabilities which should be disclosed (other than that referred below) or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements. The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is then able to reasonably estimate the probable exposure.

(c) Technical and Commercial Management Agreement:

As further disclosed in Note 3, the Partnership has contracted with Dynagas Ltd. for the provision of commercial, administrative, and technical management of its vessels pursuant to certain Management Agreement.

a)	For the commercial services provided under the Master Agreement, the Partnership pays a commission of 1.25% over the charter-hire revenues arranged by the Manager, which will survive the termination of the agreement until the termination of each charter party in force at such time. The estimated commission payable to the Manager over the minimum contractual charter revenues, discussed under (a) above, is $10,143.
b)	Management fees for the period from July 1, 2025 to the date of the expiration of the agreements on December 31, 2030, adjusted for the 3% annual inflation in accordance with the terms of the Management Agreements, are estimated to amount to $40,504.